Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Provision (benefit) for income taxes attributable to discontinued operation	$ 0	$ 0	$ 0
Deferred tax assets, current	0	840,000
Deferred tax liabilities		561,000
Net operating loss carryforwards	20,145,000
Unrecognized tax benefits that if recognized would affect the effective tax rate	5,000,000	4,200,000	4,700,000
Unrecognized tax benefits that if recognized would be offset by a valuation allowance	2,900,000	2,800,000	2,300,000
Taiwan
Income Tax Contingency [Line Items]
Tax loss carryforward period	10 years
Other Liabilities
Income Tax Contingency [Line Items]
Deferred tax liabilities	$ 0	$ 561,000